CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 172,122	$ 24,242	¥ 188,466	¥ 38,214
Net cash provided by (used in) investing activities	(6,509)	(917)	(32,842)	(31,951)
Net cash provided by (used in) financing activities	(9,448)	(1,331)	(6,956)	410
Effect of exchange rate changes on cash and cash equivalents	7,603	1,073	45,969	(12,993)
Net change in cash and cash equivalents	163,768	23,067	194,637	(6,320)
Cash and cash equivalents at the beginning of the year	1,049,999	147,889	855,362	861,682
Cash and cash equivalents at the end of the year	1,213,767	170,956	1,049,999	855,362
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(15,968)	(2,249)	(18,992)	(15,837)
Net cash provided by (used in) investing activities	(25,483)	(3,589)	(1,655)	127,514
Net cash provided by (used in) financing activities	(9,448)	(1,331)	(6,956)	313
Effect of exchange rate changes on cash and cash equivalents	2,648	373	17,047	(3,787)
Net change in cash and cash equivalents	(48,251)	(6,796)	(10,556)	108,203
Cash and cash equivalents at the beginning of the year	186,825	26,314	197,381	89,178
Cash and cash equivalents at the end of the year	¥ 138,574	$ 19,518	¥ 186,825	¥ 197,381